Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Xos, Inc. [Member]
Commitments and Contingencies (Tables) [Line Items]
Schedule of future minimum payments under non-cancelable operating leases
2021 (remaining six months)	$268
2022	1,124
2023	1,158
2024	1,192
2025	1,228
Thereafter	1,370
Total Future Minimum Lease Payments	$6,340

2020	$45
2021	98
2022	—
2023	—
2024	—
Thereafter	—
Total Future minimum lease payment	$143